SCHEDULE OF INVESTMENTS

December 31, 2025 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
COMMON STOCK
Belgium — 1.7%
Consumer Staples — 1.1%
Anheuser-Busch InBev S.A.	67,274	$4,341

Materials — 0.6%
Syensqo S.A.	32,595	2,626

		6,967
Brazil — 0.9%
Consumer Discretionary — 0.4%
C&A MODAS S.A.	66,700	156
Cogna Educacao S.A.	599,940	346
Cury Construtora e Incorporadora S.A.	44,300	260
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	67,500	365
Direcional Engenharia S.A.	164,100	423
		1,550
Consumer Staples — 0.2%
JBS NV [1]	45,374	655

Financials — 0.2%
Pagseguro Digital Ltd., Class A	66,420	640

Industrials — 0.0%
Movida Participacoes S.A.	109,200	195

Materials — 0.1%
Gerdau S.A. ADR	104,595	386

Utilities — 0.0%
Cia de Saneamento de Minas Gerais Copasa MG	18,100	145

		3,571
Canada — 1.7%
Industrials — 1.3%
Canadian Pacific Kansas City Ltd.	70,762	5,210

Materials — 0.4%
Barrick Mining Corp.	36,238	1,578

		6,788

SCHEDULE OF INVESTMENTS (continued)

December 31, 2025 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
Chile — 0.2%
Consumer Discretionary — 0.1%
Falabella S.A.	59,562	$415

Industrials — 0.1%
Latam Airlines Group S.A.	16,356,303	443

		858
China — 9.6%
Communication Services — 2.8%
G-bits Network Technology Xiamen Co. Ltd., Class A	8,400	510
Giant Network Group Co. Ltd., Class A	86,700	537
JOYY Inc. ADR	5,337	346
Kuaishou Technology, Class B	16,800	138
Perfect World Co. Ltd., Class A	178,300	418
Tencent Holdings Ltd.	109,700	8,443
Tencent Music Entertainment Group ADR	30,153	529
Weibo Corp. ADR	32,792	335
		11,256
Consumer Discretionary — 1.4%
Alibaba Group Holding Ltd. ADR	20,994	3,077
Geely Automobile Holdings Ltd.	242,000	557
Haier Smart Home Co. Ltd., Class A	153,200	478
PDD Holdings Inc. ADR [1]	7,381	837
Pop Mart International Group Ltd.	35,000	844
Vipshop Holdings Ltd. ADR	19,287	341
		6,134
Consumer Staples — 0.2%
Guangdong Haid Group Co. Ltd., Class A	32,198	255
JD Health International Inc. [1]	39,950	285
		540
Energy — 0.1%
PetroChina Co. Ltd., Class H	324,000	349

Financials — 2.9%
China Construction Bank Corp., Class H	3,503,741	3,462
China Galaxy Securities Co. Ltd., Class H	536,000	691
China International Capital Corp. Ltd., Class H	102,000	256
China Life Insurance Co. Ltd., Class H	368,000	1,295
China Pacific Insurance Group Co. Ltd., Class H	208,000	941
New China Life Insurance Co. Ltd., Class H	131,300	917
People's Insurance Company Group of China Ltd., Class H	894,000	775

SCHEDULE OF INVESTMENTS (continued)

December 31, 2025 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
China — (continued)
Financials (continued)
PICC Property & Casualty Co. Ltd., Class H	170,000	$357
Ping An Insurance Group Co. of China Ltd., Class H	291,000	2,436
Qfin Holdings Inc. ADR	30,674	591
		11,721
Health Care — 0.5%
3SBio Inc. [1]	266,000	827
China Resources Pharmaceutical Group Ltd.	239,000	137
WuXi AppTec Co. Ltd., Class H	99,300	1,259
		2,223
Industrials — 0.7%
China Railway Group Ltd., Class H	969,000	477
CITIC Ltd.	453,000	702
COSCO SHIPPING Holdings Co. Ltd., Class H	406,950	719
Harbin Electric Co. Ltd., Class H	156,000	333
Yutong Bus Co. Ltd., Class A	120,824	565
		2,796
Information Technology — 0.2%
Lenovo Group Ltd.	506,000	602

Materials — 0.8%
China Hongqiao Group Ltd.	383,000	1,605
China Lumena New Materials Corp. [1,2]	4,900	—
Jiangxi Copper Co. Ltd., Class H	69,000	380
Zhejiang NHU Co. Ltd., Class A	270,491	975
Zijin Mining Group Co. Ltd., Class H	92,000	422
		3,382
		39,003
Denmark — 1.3%
Health Care — 1.3%
Novo Nordisk A, Class B	105,399	5,346

France — 14.6%
Consumer Discretionary — 4.3%
Kering S.A.	43,492	15,385
LVMH Moet Hennessy Louis Vuitton SE	2,512	1,904
		17,289
Financials — 2.9%
BNP Paribas SA	75,783	7,195
Societe Generale S.A.	52,291	4,223
Worldline S.A. [1]	203,829	374
		11,792

SCHEDULE OF INVESTMENTS (continued)

December 31, 2025 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
France — (continued)
Health Care — 1.3%
Sanofi S.A.	55,657	$5,410

Industrials — 4.5%
Alstom S.A. [1]	389,988	11,536
Cie de Saint-Gobain S.A.	63,546	6,494
		18,030
Information Technology — 1.3%
Capgemini SE	31,394	5,248

Materials — 0.3%
ArcelorMittal S.A.	28,795	1,323

		59,092
Germany — 6.4%
Communication Services — 1.5%
Deutsche Telekom AG	190,991	6,217

Financials — 0.7%
Deutsche Bank AG	79,772	3,074

Industrials — 0.1%
Daimler Truck Holding AG	6,591	285

Information Technology — 3.0%
Infineon Technologies AG	142,131	6,201
SAP SE	24,380	5,924
		12,125
Materials — 0.7%
LANXESS AG	130,518	2,675

Utilities — 0.4%
E.ON AG	83,351	1,578

		25,954
Greece — 0.3%
Financials — 0.2%
Eurobank S.A.	189,095	761

SCHEDULE OF INVESTMENTS (continued)

December 31, 2025 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
Greece — (continued)
Utilities — 0.1%
Public Power Corp. S.A.	14,972	$320

		1,081
India — 4.8%
Communication Services — 0.1%
Bharti Airtel Ltd.	25,034	586

Consumer Discretionary — 0.7%
Cartrade Tech Ltd. [1]	13,075	411
Eicher Motors Ltd.	5,977	486
Mahindra & Mahindra Ltd.	16,770	692
Maruti Suzuki India Ltd.	3,768	700
TVS Motor Co. Ltd.	14,888	616
		2,905
Consumer Staples — 0.0%
Radico Khaitan Ltd.	5,576	205

Energy — 0.3%
Bharat Petroleum Corp. Ltd.	109,315	467
Reliance Industries Ltd.	35,335	617
		1,084
Financials — 1.5%
Bank of Baroda	129,820	427
Bank of India	385,159	616
BSE Ltd.	14,781	433
Canara Bank	621,634	1,072
IIFL Finance Ltd. [1]	48,601	330
LIC Housing Finance Ltd.	76,815	461
Muthoot Finance Ltd.	18,176	771
REC Ltd.	303,201	1,204
South Indian Bank Ltd.	1,355,217	578
		5,892
Health Care — 0.4%
Fortis Healthcare Ltd.	24,887	245
Lupin Ltd.	28,452	668
Narayana Hrudayalaya Ltd.	8,668	182
Yatharth Hospital & Trauma Care Services Ltd. [1]	35,584	270
		1,365
Industrials — 0.4%
Adani Ports & Special Economic Zone Ltd.	30,950	506
Cummins India Ltd.	11,139	550
Gujarat Pipavav Port Ltd.	155,924	316

SCHEDULE OF INVESTMENTS (continued)

December 31, 2025 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
India — (continued)
Industrials (continued)
Polycab India Ltd.	5,005	$424
		1,796
Information Technology — 0.4%
Infosys Ltd. ADR	49,533	883
Persistent Systems Ltd.	9,733	679
		1,562
Materials — 1.0%
Chambal Fertilisers and Chemicals Ltd.	71,467	384
Hindalco Industries Ltd.	66,503	656
National Aluminium Co. Ltd.	188,729	660
NMDC Ltd.	914,849	847
Paradeep Phosphates Ltd.	162,766	298
Vedanta Ltd.	107,408	722
Welspun Corp. Ltd.	27,804	252
		3,819
		19,214
Indonesia — 0.4%
Consumer Staples — 0.0%
Indofood Sukses Makmur Tbk PT	386,000	157

Industrials — 0.2%
Astra International Tbk PT	1,710,500	686

Materials — 0.1%
Aneka Tambang Tbk PT	2,259,400	426

Utilities — 0.1%
Perusahaan Gas Negara Tbk PT	2,338,900	267

		1,536
Italy — 1.8%
Financials — 1.2%
UniCredit SpA	57,761	4,784

Utilities — 0.6%
Enel SpA	251,604	2,616

		7,400
Japan — 8.2%
Communication Services — 0.7%
KDDI Corp.	150,700	2,608

SCHEDULE OF INVESTMENTS (continued)

December 31, 2025 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
Japan — (continued)
Financials — 1.5%
Sompo Holdings Inc.	118,300	$4,016
Sumitomo Mitsui Financial Group Inc.	67,600	2,174
		6,190
Industrials — 3.3%
FANUC Corp.	195,900	7,624
SMC Corp.	16,900	5,847
		13,471
Information Technology — 2.7%
Murata Manufacturing Co. Ltd.	52,200	1,079
Renesas Electronics Corp.	715,500	9,800
		10,879
		33,148
Kuwait — 0.1%
Communication Services — 0.1%
Mobile Telecommunications Co. KSCP	109,523	185

Malaysia — 0.1%
Industrials — 0.1%
Sime Darby BHD	445,100	236
Zetrix Ai BHD	1,081,000	216
		452
Mexico — 0.4%
Consumer Discretionary — 0.0%
Alsea SAB de CV	57,900	174

Financials — 0.1%
Gentera SAB de CV	182,000	464

Materials — 0.2%
Grupo Mexico SAB de CV, Class B	62,200	588

Real Estate — 0.1%
Fibra Uno Administracion SA de CV [3]	264,900	398

		1,624
Netherlands — 4.9%
Consumer Staples — 1.2%
Heineken NV	60,868	4,988

Financials — 0.6%
ING Groep NV	92,624	2,613

SCHEDULE OF INVESTMENTS (continued)

December 31, 2025 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
Netherlands — (continued)
Health Care — 1.5%
Koninklijke Philips NV	214,733	$5,865

Materials — 1.6%
Akzo Nobel NV	91,972	6,399

		19,865
Peru — 0.3%
Financials — 0.3%
Credicorp Ltd.	4,553	1,307

Poland — 0.2%
Financials — 0.2%
Powszechny Zaklad Ubezpieczen SA	44,926	832

Qatar — 0.1%
Communication Services — 0.1%
Ooredoo QPSC	104,503	374

Russia — 0.0%
Financials — 0.0%
Sberbank of Russia PJSC ADR [1,2]	31,284	—

Singapore — 0.8%
Financials — 0.8%
United Overseas Bank Ltd.	117,900	3,216

South Africa — 0.8%
Communication Services — 0.1%
MTN Group Ltd.	54,877	562

Financials — 0.1%
Old Mutual Ltd.	243,442	219

Materials — 0.5%
Anglogold Ashanti PLC	7,953	688
Gold Fields Ltd.	32,480	1,423
		2,111
Real Estate — 0.1%
Growthpoint Properties Ltd. [3]	421,500	437

		3,329

SCHEDULE OF INVESTMENTS (continued)

December 31, 2025 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
South Korea — 5.8%
Communication Services — 0.2%
Krafton Inc. [1]	938	$160
KT Corp.	10,422	380
LG Uplus Corp.	35,090	359
		899
Consumer Discretionary — 1.0%
Hankook Tire & Technology Co. Ltd.	6,958	282
Hyundai Mobis Co. Ltd.	4,067	1,055
Hyundai Motor Co.	5,158	1,065
Kia Corp.	12,460	1,056
Youngone Corp.	5,929	337
		3,795
Consumer Staples — 0.0%
KT&G Corp.	1,980	195

Energy — 0.1%
HD Hyundai Co. Ltd.	3,491	457

Financials — 1.0%
DB Insurance Co. Ltd.	4,208	382
Hana Financial Group Inc.	17,047	1,112
KIWOOM Securities Co. Ltd.	1,790	360
Samsung Securities Co. Ltd.	7,091	371
Shinhan Financial Group Co. Ltd.	15,972	851
Woori Financial Group Inc.	35,511	689
		3,765
Industrials — 0.7%
GS Holdings Corp.	5,747	225
Hanwha Corp.	7,473	423
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,554	439
Hyosung Heavy Industries Corp.	304	376
Hyundai Rotem Co. Ltd.	5,805	757
LX INTERNATIONAL CORP.	11,015	248
Samsung Engineering Co. Ltd.	9,591	160
		2,628
Information Technology — 2.6%
BH Co. Ltd.	14,851	166
LG Innotek Co. Ltd.	2,232	420
Samsung Electronics Co. Ltd.	68,335	5,727
SK Hynix Inc.	10,315	4,671
		10,984

SCHEDULE OF INVESTMENTS (continued)

December 31, 2025 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
South Korea — (continued)
Utilities — 0.2%
Korea Electric Power Corp.	21,016	$690

		23,413
Sweden — 1.3%
Consumer Discretionary — 0.6%
Electrolux AB, Class B [1]	336,861	2,312

Information Technology — 0.7%
Hexagon AB, Class B	254,334	2,996

		5,308
Switzerland — 2.1%
Health Care — 2.1%
Roche Holding AG	20,475	8,456

Taiwan — 7.0%
Consumer Discretionary — 0.1%
Pou Chen Corp.	304,000	292

Health Care — 0.1%
Lotus Pharmaceutical Co. Ltd.	44,000	396

Industrials — 0.1%
Eva Airways Corp.	521,000	606

Information Technology — 6.7%
Accton Technology Corp.	32,000	1,207
ADATA Technology Co. Ltd.	72,000	640
Asia Vital Components Co. Ltd.	17,693	850
ASPEED Technology Inc.	2,703	625
Chroma ATE Inc.	20,000	493
Delta Electronics Inc.	30,000	920
Elite Material Co. Ltd.	10,000	524
Global Unichip Corp.	4,000	271
Gold Circuit Electronics Ltd.	57,000	1,246
Hon Hai Precision Industry Co. Ltd.	280,292	2,056
King Slide Works Co. Ltd.	2,000	239
King Yuan Electronics Co. Ltd.	61,000	481
MPI Corp.	7,000	501
Taiwan Semiconductor Manufacturing Co. Ltd.	246,000	12,135
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	9,047	2,749

SCHEDULE OF INVESTMENTS (continued)

December 31, 2025 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
Taiwan — (continued)
Information Technology (continued)
Taiwan Surface Mounting Technology Co. Ltd.	68,000	$206
Wistron Corp.	206,000	987
Wiwynn Corp.	7,000	999
		27,129
		28,423
Thailand — 0.1%
Consumer Discretionary — 0.1%
Com7, Class F	414,600	257

Real Estate — 0.0%
Sansiri PCL	1,673,800	71

		328
Turkey — 0.4%
Consumer Staples — 0.1%
Ulker Biskuvi Sanayi AS	146,173	368

Industrials — 0.2%
AG Anadolu Grubu Holding AS	296,403	198
Turk Hava Yollari AO	62,255	389
		587
Real Estate — 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS, Class REIT [3]	1,088,856	519

		1,474
United Arab Emirates — 0.5%
Communication Services — 0.1%
Emirates Telecommunications Group Co. PJSC	65,431	327

Financials — 0.1%
Emirates NBD Bank PJSC	51,795	393

Real Estate — 0.3%
Aldar Properties PJSC	181,553	430
Emaar Properties PJSC	251,384	961
		1,391
		2,111
United Kingdom — 19.3%
Consumer Discretionary — 1.1%
Berkeley Group Holdings PLC	43,149	2,271

SCHEDULE OF INVESTMENTS (continued)

December 31, 2025 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
United Kingdom — (continued)
Consumer Discretionary (continued)
WH Smith PLC	235,102	$2,025
		4,296
Consumer Staples — 4.1%
British American Tobacco PLC	50,745	2,882
Diageo PLC	226,911	4,904
Reckitt Benckiser Group PLC	110,224	8,918
		16,704
Energy — 1.4%
BP PLC	942,558	5,499

Financials — 4.5%
Barclays PLC	1,342,319	8,612
NatWest Group PLC	308,836	2,713
Prudential PLC	240,007	3,703
Standard Chartered PLC	129,121	3,171
		18,199
Health Care — 3.1%
AstraZeneca PLC	57,589	10,705
Smith & Nephew PLC	128,685	2,148
		12,853
Industrials — 3.0%
RELX PLC (EUR)	120,211	4,899
Rolls-Royce Holdings PLC	380,151	5,893
Smiths Group PLC	27,812	882
Wizz Air Holdings PLC [1]	34,096	586
		12,260
Real Estate — 0.8%
Segro PLC [3]	330,319	3,208

Utilities — 1.3%
National Grid PLC	335,766	5,166

		78,185
United States — 2.7%
Consumer Discretionary — 1.6%
Carnival Corp. [1]	205,281	6,269

SCHEDULE OF INVESTMENTS (continued)

December 31, 2025 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
United States — (continued)
Materials — 1.1%
Smurfit WestRock PLC	116,262	$4,496

		10,765
Total Common Stock
(Cost $308,757) — 98.8%		399,605

PREFERENCE STOCK
Brazil — 0.1%
Financials — 0.1%
Banco Bradesco S.A. [1]	123,300	409
Total Preference Stock
(Cost $365) — 0.1%		409

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 3.68% *	3,366,280	3,366

Total Short-Term Investment
(Cost $3,366) — 0.8%		3,366

Total Investments — 99.7%
(Cost $312,488)		403,380

Other Assets in Excess of Liabilities — 0.3%		1,375

Net Assets — 100.0%		$404,755

*	The rate reported is the 7-day effective yield as of December 31, 2025.

1	Non-income producing security.

2	Level 3 security in accordance with fair value hierarchy.

3	Real Estate Investment Trust.

ADR	American Depositary Receipt
PJSC	Public Joint-Stock Company
QPSC	Qatari Public Shareholding Company

SCHEDULE OF INVESTMENTS (continued)

December 31, 2025 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2025:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)†		Total (000)
Common Stock
Belgium	$6,967	$—	$—		$6,967
Brazil	3,571	—	—		3,571
Canada	6,788	—	—		6,788
Chile	858	—	—		858
China	39,003	—	—	^	39,003
Denmark	—	5,346	—		5,346
France	59,092	—	—		59,092
Germany	—	25,954	—		25,954
Greece	1,081	—	—		1,081
India	19,214	—	—		19,214
Indonesia	—	1,536	—		1,536
Italy	—	7,400	—		7,400
Japan	—	33,148	—		33,148
Kuwait	185	—	—		185
Malaysia	452	—	—		452
Mexico	1,624	—	—		1,624
Netherlands	19,865	—	—		19,865
Peru	1,307	—	—		1,307
Poland	—	832	—		832
Qatar	374	—	—		374
Russia	—	—	—	^	—
Singapore	3,216	—	—		3,216
South Africa	3,329	—	—		3,329
South Korea	891	22,522	—		23,413
Sweden	—	5,308	—		5,308
Switzerland	—	8,456	—		8,456
Taiwan	28,423	—	—		28,423
Thailand	—	328	—		328
Turkey	1,474	—	—		1,474
United Arab Emirates	2,111	—	—		2,111
United Kingdom	78,185	—	—		78,185
United States	10,765	—	—		10,765
Total Common Stock	288,775	110,830	—		399,605
Preference Stock
Brazil	409	—	—		409
Total Preference Stock	409	—	—		409
Short-Term Investment	3,366	—	—		3,366
Total Investments in Securities	$292,550	$110,830	$—		$403,380

SCHEDULE OF INVESTMENTS (concluded)

December 31, 2025 (Unaudited)

†	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Security is fair valued at zero.

Amounts designated as “—” are $0 or are rounded to $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-004-3300